Business Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Business Segment Information
Note 11.	Business Segment Information

Information concerning unaudited consolidated operations by business segment is presented in the following table (in millions):

	Three Months Ended March 31,
	2015	2014
Net Sales
S&IP	$254.8	$275.5
Medical Devices	122.3	129.6
Corporate & Other(a)	17.1	5.6

Total Net Sales	394.2	410.7

Operating Profit
S&IP	19.5	40.1
Medical Devices	24.8	31.4
Corporate & Other(b)	(15.4)	(10.3)
Other income, net(c)	12.0	0.5

Total Operating Profit	40.9	61.7

Interest income	0.1	1.0
Interest expense	(8.3)	—

Income before Income Taxes	$32.7	$62.7

(a)	Corporate and Other net sales include sales of non-healthcare products to Kimberly-Clark.
(b)	Corporate and Other for the three months ended March 31, 2015 includes $11 million of post-spin related transition expenses. Corporate and Other for the three months ended March 31, 2014 includes $7 million of spin-off related transaction costs.
(c)	Other income, net includes a $12 million net gain on the disposal of one of our disposable glove facilities in Thailand.

Note 17.	Business Segment Information

We are organized into two operating segments based on product groupings: S&IP and Medical Devices. These operating segments, which are also our reportable global business segments, were determined in accordance with how our executive managers develop and execute global strategies to drive growth and profitability. These strategies include global plans for branding and product positioning, technology, research and development programs, cost reductions including supply chain management, and capacity and capital investments for each of these businesses. Segment management is evaluated on several factors, including operating profit. Segment operating profit excludes other (income) and expense, net.

The principal sources of revenue in each global business segment are described below:

•	S&IP provides healthcare supplies and solutions that target the prevention and management of healthcare-associated infections. This segment has recognized brands across its portfolio of product offerings, including sterilization wrap, surgical drapes and gowns, facial protection, protective apparel and medical exam gloves. This business is also a global leader in education to prevent healthcare-associated infections.

•	Medical Devices provides a portfolio of innovative product offerings focused on pain management and respiratory and digestive health to improve patient outcomes and reduce the cost of care. These products include post-operative pain management solutions, minimally invasive interventional (or chronic) pain therapies, closed airway suction systems and enteral feeding tubes.

Information concerning combined operations by business segment is presented in the following table (in millions):

	Year Ended December 31,
	2014	2013	2012
Net Sales
S&IP	$1,139.3	$1,153.1	$1,185.1
Medical Devices	501.7	499.0	477.6
Corporate and Other	31.1	25.4	21.3

Total Net Sales(a)	1,672.1	1,677.5	1,684.0

Operating Profit
S&IP	166.3	151.2	155.2
Medical Devices	104.6	85.6	88.8
Corporate and Other(b)	(180.4)	(13.9)	(17.5)
Other income (expense), net	3.8	2.4	1.5

Total Operating Profit	94.3	225.3	228.0

Interest income	$2.9	$2.6	$2.6
Interest expense	(6.0)	(0.1)	(0.8)

Income before Income Taxes	$91.2	$227.8	$229.8

(a)	Net sales in the United States to third parties totaled $1.1 billion in each of the last three years ended December 31, 2014, 2013 and 2012, respectively.
(b)	Corporate and Other for the year ended December 31, 2014 includes $60 million associated with the disposal of one of our disposable glove facilities in Thailand (see Note 3, “Manufacturing Footprint Strategic Changes”), $89 million of transaction costs associated with the Spin-off (see Note 2, “Separation from Kimberly-Clark”) and $12 million of post Spin-off transition costs.

Within the S&IP segment, surgical drapes and gowns, medical exam gloves and sterilization wrap have accounted for 24%, 20% and 10% of total net sales, respectively, in each of the past three years. Within the Medical Devices segment, no category of products accounted for 10% or more of total net sales in any of the last three years.

Depreciation, amortization and capital expenditures by segment are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Depreciation and Amortization
S&IP	$41.4	$31.0	$28.7
Medical Devices	40.4	36.2	26.9
Corporate and Other	3.6	2.0	2.0

Total Depreciation and Amortization	$85.4	$69.2	$57.6

Capital Expenditures
S&IP	$46.3	$20.4	$28.5
Medical Devices	19.1	13.4	11.5
Corporate and Other	13.1	15.2	0.8

Total Capital Expenditures	$78.5	$49.0	$40.8

Information concerning assets by business segment is presented in the following table (in millions):

	As of December 31,
	2014	2013
Assets
S&IP	$1,235.2	$1,357.2
Medical Devices	1,042.2	1,055.5
Corporate and Other	250.2	71.3

Total Assets	$2,527.6	$2,484.0